Convertible Instruments (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2014	May 31, 2014
Activity Related to Notes

Activity related to the Notes was as follows:

	February 28, 2015	May 31, 2014
Face amount of Notes	$4,271,250	$7,221,250

Unamortized discount	(633,741)	(1,932,566)
Repayments	—	(500,000)
Conversions	(1,175,000)	(2,450,000)

Total carrying value of Notes	2,462,509	2,338,684
Short-term portion of Notes	(2,462,509)	—

Long-term portion of Notes	$—	$2,338,684

Activity related to the Notes was as follows:

	May 31, 2014	May 31, 2013
Face amount of Notes	$7,221,250	$6,588,250

Unamortized discount	(1,932,566)	(4,539,886)
Repayments	(500,000)	—
Conversions	(2,450,000)	(567,000)

Total carrying value of Notes	2,338,684	1,481,364
Short-term portion of Notes	—	(328,347)

Long-term portion of Notes	$2,338,684	$1,153,017

Fair Value of Warrants

The fair value of the warrants was determined using a Black Scholes option model using the following assumptions:

	Warrants issued on September 26, 2014	Warrants issued on February 6, 2015
Risk free interest rate	1.82%	1.48%
Expected life	5 years	5 years
Expected volatility	136%	119%
Dividend yield	0.00%	0.00%

Allocation of Cash Proceeds Derivative Liability at Its Fair Value and Warrant at Its Relative Fair Value, with Residual Allocation of Host AVCP Note Agreement

Based on the previous conclusions, the Company allocated the cash proceeds first to the derivative liability at its fair value and then to the warrants at their relative fair value, with the residual allocated to the host AVCP Notes as follows:

			Nine-months Ended February 28, 2015
	September 26, 2014	February 6, 2015	Amortization Debt Discount	Change in Fair Value	February 28, 2015
AVCP Convertible note payable	$1,074,617	$1,039,387	$203,711	$—	$2,317,715
Compound embedded derivative	767,038	403,226	—	(455,970)	714,294
Warrants (equity allocation)	158,345	57,387	—	—	215,732

	$2,000,000	$1,500,000	$203,711	$(455,970)	$3,247,741

Weighted Average Assumptions to Value Investor Warrants

The Company utilized the following weighted average assumptions to value the above investor warrants:

	2014	2013
Expected dividend yield	-0-%	-0-%
Stock price volatility	78 - 93%	70 - 94%
Expected term	3-5 years	2 years
Risk-free interest rate	.64 -1.42%	0.28%
Grant-date fair value	$ .66 - $.72	$ .11 - $1.10